Schedule of Investments
September 30, 2022
(Unaudited)
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–58.21%
Collateralized Mortgage Obligations–12.67%
Fannie Mae ACES,
2.76% (1 mo. USD LIBOR + 0.59%), 09/25/2023(a)	$231,796	$231,650
3.27%, 02/25/2029	5,000,000	4,642,833
Fannie Mae REMICs,
2.50%, 03/25/2026	9	9
7.00%, 09/18/2027	50,655	51,795
1.50%, 01/25/2028	1,014,995	957,677
6.50%, 03/25/2032	279,608	291,440
5.75%, 10/25/2035	73,008	74,091
3.38% (1 mo. USD LIBOR + 0.30%), 05/25/2036(a)	965,870	952,375
3.53% (1 mo. USD LIBOR + 0.45%), 03/25/2037(a)	556,961	552,633
6.61%, 06/25/2039(b)	1,298,609	1,363,767
4.00%, 07/25/2040	715,728	692,007
3.63% (1 mo. USD LIBOR + 0.55%), 02/25/2041(a)	331,801	331,675
3.58% (1 mo. USD LIBOR + 0.50%), 05/25/2041(a)	345,345	344,536
3.60% (1 mo. USD LIBOR + 0.52%), 11/25/2041(a)	517,436	515,232
2.69% (1 mo. USD LIBOR + 0.32%), 08/25/2044(a)	773,299	761,466
2.85% (1 mo. USD LIBOR + 0.48%), 02/25/2056(a)	1,481,906	1,485,938
2.76% (1 mo. USD LIBOR + 0.42%), 12/25/2056(a)	1,828,813	1,800,018
Series 2021-11, Class MI, IO, 2.00%, 03/25/2051(c)	2,669,948	364,722
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KLU1, Class A2, 2.51%, 12/25/2025	5,000,000	4,734,609
Series KG01, Class A7, 2.88%, 04/25/2026	5,000,000	4,727,413
Series KS11, Class AFX1, 2.15%, 12/25/2028	5,000,000	4,526,201
Series K093, Class A1, 2.76%, 12/25/2028	1,811,423	1,711,443
Series K092, Class AM, 3.02%, 04/25/2029	5,000,000	4,531,354
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac REMICs,
3.00%, 04/15/2026	$2	$2
3.32% (1 mo. USD LIBOR + 0.50%), 12/15/2035 to 03/15/2040(a)	923,186	920,002
3.12% (1 mo. USD LIBOR + 0.30%), 03/15/2036 to 09/15/2044(a)	1,074,790	1,066,688
2.72% (1 mo. USD LIBOR + 0.35%), 11/15/2036(a)	1,122,826	1,108,573
3.19% (1 mo. USD LIBOR + 0.37%), 03/15/2037(a)	521,257	515,488
3.68% (1 mo. USD LIBOR + 0.86%), 11/15/2039(a)	276,358	278,954
3.27% (1 mo. USD LIBOR + 0.45%), 03/15/2040 to 02/15/2042(a)	2,371,136	2,354,712
Series 331, Class AF, 3.22% (1 mo. USD LIBOR + 0.40%), 06/15/2037(a)	751,963	744,221
Freddie Mac STRIPS, 2.72% (1 mo. USD LIBOR + 0.35%), 10/15/2037(a)	861,944	861,976
		43,495,500
Federal Home Loan Mortgage Corp. (FHLMC)–9.51%
7.00%, 01/01/2023 to 11/01/2035	1,171,912	1,217,471
6.50%, 07/01/2023 to 12/01/2035	839,374	870,692
8.00%, 10/01/2023 to 02/01/2035	135,127	137,164
8.50%, 05/01/2026 to 08/01/2031	71,457	72,863
7.05%, 05/20/2027	19,304	19,584
6.00%, 09/01/2029 to 07/01/2038	120,806	123,941
7.50%, 09/01/2030 to 06/01/2035	400,453	415,250
6.03%, 10/20/2030	340,472	346,676
3.00%, 02/01/2032 to 01/01/2050	10,197,311	9,078,341
2.50%, 09/01/2034 to 12/01/2050	15,022,583	13,393,760
5.00%, 01/01/2037 to 01/01/2040	396,383	400,337
4.50%, 01/01/2040 to 08/01/2041	1,925,737	1,874,368
ARM, 2.78% (1 yr. USD LIBOR + 1.88%), 09/01/2035(a)	1,066,239	1,087,660
3.09% (1 yr. USD LIBOR + 1.87%), 07/01/2036(a)	1,001,295	1,017,627
2.16% (1 yr. USD LIBOR + 1.91%), 10/01/2036(a)	44,829	45,878
3.14% (1 yr. USD LIBOR + 1.57%), 10/01/2036(a)	444,805	452,400
2.28% (1 yr. USD LIBOR + 1.97%), 11/01/2037(a)	203,680	208,603

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
2.45% (1 yr. USD LIBOR + 2.08%), 01/01/2038(a)	$17,860	$18,057
2.99% (1 yr. USD LIBOR + 1.84%), 07/01/2038(a)	305,078	311,454
2.92% (1 yr. USD LIBOR + 1.78%), 06/01/2043(a)	346,939	351,780
2.91%, 01/01/2048(d)	1,251,772	1,222,964
		32,666,870
Federal National Mortgage Association (FNMA)–14.73%
7.50%, 11/01/2022 to 08/01/2037	1,685,644	1,750,042
5.50%, 11/01/2023 to 05/01/2035	619,414	639,350
6.50%, 12/01/2023 to 11/01/2037	694,794	719,028
6.75%, 07/01/2024	17,843	18,393
8.50%, 09/01/2024 to 12/01/2036	222,348	234,707
4.50%, 11/01/2024 to 08/01/2041	1,942,806	1,898,851
7.00%, 09/01/2025 to 03/01/2036	546,856	556,747
6.95%, 10/01/2025	2,147	2,147
0.50%, 11/07/2025	4,000,000	3,563,213
8.00%, 09/01/2026 to 10/01/2037	979,160	1,038,545
3.50%, 05/01/2027 to 08/01/2027	1,196,647	1,139,219
6.00%, 06/01/2027 to 10/01/2038	516,525	540,461
0.75%, 10/08/2027	6,000,000	5,102,949
3.59%, 10/01/2028	4,000,000	3,816,428
3.00%, 12/01/2031 to 03/01/2050	5,736,961	5,235,301
5.00%, 08/01/2033 to 12/01/2033	125,289	124,190
2.50%, 12/01/2034 to 07/01/2035	12,017,477	10,942,728
2.00%, 09/01/2035 to 01/01/2051	8,084,880	6,838,860
4.00%, 09/01/2043 to 12/01/2048	4,959,070	4,689,943
ARM, 3.10% (1 yr. U.S. Treasury Yield Curve Rate + 2.36%), 10/01/2034(a)	843,306	868,803
3.10% (1 yr. U.S. Treasury Yield Curve Rate + 2.19%), 05/01/2035(a)	67,150	68,646
2.65% (1 yr. USD LIBOR + 1.71%), 03/01/2038(a)	16,258	16,495
2.40% (1 yr. USD LIBOR + 1.77%), 02/01/2042(a)	147,640	146,222
3.77% (1 yr. USD LIBOR + 1.52%), 08/01/2043(a)	287,874	287,396
3.55% (1 yr. U.S. Treasury Yield Curve Rate + 1.88%), 05/01/2044(a)	338,738	341,237
		50,579,901
	Principal Amount	Value
Government National Mortgage Association (GNMA)–11.40%
7.50%, 01/15/2023 to 10/15/2035	$654,409	$680,414
8.00%, 01/15/2023 to 01/15/2037	490,551	512,005
7.00%, 09/15/2023 to 12/15/2036	334,057	340,899
6.50%, 12/15/2023 to 09/15/2034	1,220,939	1,258,630
6.00%, 01/16/2025 to 08/15/2033	224,381	230,317
5.00%, 02/15/2025	32,367	32,043
6.95%, 08/20/2025 to 09/20/2026	35,019	35,022
6.38%, 10/20/2027 to 12/20/2027	57,766	58,180
6.10%, 12/20/2033	1,917,992	2,002,386
5.69%, 08/20/2034(b)	472,273	484,095
8.50%, 10/15/2036 to 01/15/2037	112,170	114,193
5.89%, 01/20/2039(b)	1,788,342	1,845,541
3.74% (1 mo. USD LIBOR + 0.80%), 09/16/2039(a)	451,875	455,904
3.71% (1 mo. USD LIBOR + 0.70%), 05/20/2040(a)	958,460	963,522
4.51%, 07/20/2041(b)	264,096	260,325
2.21%, 09/20/2041	1,021,900	1,017,166
3.26% (1 mo. USD LIBOR + 0.25%), 01/20/2042(a)	12,663	12,534
3.50%, 10/20/2042 to 06/20/2050	5,805,016	5,377,098
2.86% (1 mo. USD LIBOR + 0.30%), 08/20/2047(a)	1,846,690	1,820,044
2.50%, 07/20/2049	3,077,827	2,833,683
3.00%, 10/20/2049 to 11/20/2049	5,680,882	5,038,894
Series 2019-29, Class PE, 3.00%, 10/20/2048	1,720,587	1,604,188
Series 2019-52, Class JL, 3.00%, 11/20/2048	2,093,641	1,961,881
Series 2019-30, Class MA, 3.50%, 03/20/2049	379,085	355,363
TBA, 4.00%, 10/01/2052(e)	3,840,000	3,586,950
4.50%, 10/01/2052(e)	3,800,000	3,638,352
Series 2020-137, Class A, 1.50%, 04/16/2062	3,186,516	2,633,682
		39,153,311
Uniform Mortgage-Backed Securities–9.90%
TBA, 4.50%, 10/01/2052(e)	10,210,000	9,729,013
5.00%, 10/01/2052(e)	5,200,000	5,066,776
5.50%, 10/01/2052(e)	10,600,000	10,538,719
6.00%, 10/01/2052(e)	8,500,000	8,637,793
		33,972,301
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $216,475,925)		199,867,883
U.S. Treasury Securities–32.41%
U.S. Treasury Bills–0.37%(f)(g)
1.48% - 2.70%, 11/17/2022	1,247,000	1,244,008
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Principal Amount		Value
U.S. Treasury Bonds–1.03%
5.38%, 02/15/2031	$3,200,000	$3,539,562
U.S. Treasury Notes–31.01%
0.13% - 2.38%, 01/31/2023	7,557,000	7,484,027
0.13%, 02/28/2023	5,557,000	5,473,972
1.63%, 04/30/2023	4,000,000	3,944,486
2.75%, 05/31/2023	6,300,000	6,245,322
1.63%, 10/31/2023	625,000	607,520
2.63%, 12/31/2023	1,900,000	1,861,555
0.25%, 03/15/2024	7,000,000	6,602,149
0.25%, 05/15/2024	3,000,000	2,810,859
2.00%, 05/31/2024	2,500,000	2,408,106
2.25%, 11/15/2024	3,200,000	3,070,250
2.13%, 05/15/2025	5,480,000	5,192,514
2.25%, 11/15/2025	2,800,000	2,637,578
0.38% - 2.88%, 11/30/2025	11,500,000	10,380,703
0.38%, 12/31/2025	7,000,000	6,191,172
0.88%, 06/30/2026	7,000,000	6,198,828
1.50%, 08/15/2026	7,450,000	6,739,922
1.13%, 02/28/2027	9,159,000	8,066,718
2.38%, 05/15/2027	1,000,000	927,109
0.50%, 06/30/2027	1,900,000	1,608,988
2.25%, 11/15/2027	2,900,000	2,654,406
2.75%, 02/15/2028	1,900,000	1,779,691
1.25%, 06/30/2028	4,500,000	3,857,695
2.88%, 08/15/2028	7,500,000	7,038,281
2.38%, 05/15/2029	2,600,000	2,353,406
1.63%, 08/15/2029	400,000	345,047
		106,480,304
Total U.S. Treasury Securities (Cost $120,673,760)		111,263,874

Asset-Backed Securities–9.40%(h)
Angel Oak Mortgage Trust, Series 2020-6, Class A2, 1.52%, 05/25/2065(b)(i)	771,781	669,758
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, 0.90%, 09/15/2048(j)	13,123,226	237,049
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 3.02%, 01/25/2035(b)	210,541	202,176
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(i)	1,002,528	848,771
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(i)	1,288,604	1,129,671
COLT Mortgage Loan Trust,
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(i)	184,368	180,961
Series 2021-4, Class A1, 1.40%, 10/25/2066(b)(i)	4,371,306	3,600,022
FRESB Mortgage Trust, Series 2019-SB63, Class A5, 2.55%, 02/25/2039(b)	2,961,370	2,884,838
GCAT Trust, Series 2020-NQM1, Class A3, 2.55%, 01/25/2060(i)(k)	2,872,677	2,784,842
Mello Mortgage Capital Acceptance Trust, Series 2021-INV1, Class A4, 2.50%, 06/25/2051(b)(i)	532,411	458,694
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(i)	4,609,603	3,987,799
Principal Amount		Value

New Residential Mortgage Loan Trust,
Series 2018-4A, Class A1S, 3.19% (1 mo. USD LIBOR + 0.75%), 01/25/2048(a)(i)	$1,282,601	$1,245,176
Series 2020-NQM1, Class A3, 2.77%, 01/26/2060(b)(i)	1,189,373	1,078,582
NextGear Floorplan Master Owner Trust, Series 2021-1A, Class A, 0.85%, 07/15/2026(i)	2,000,000	1,862,894
SGR Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, 12/25/2061(b)(i)	3,531,927	2,841,295
SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.34%, 03/17/2053(i)	2,175,618	1,913,790
Starwood Mortgage Residential Trust, Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(i)	1,787,667	1,574,154
Textainer Marine Containers VII Ltd. (China),
Series 2020-3A, Class A, 2.11%, 09/20/2045(i)	2,041,728	1,780,327
Series 2021-2A, Class B, 2.82%, 04/20/2046(i)	3,546,667	2,989,788
Total Asset-Backed Securities (Cost $36,666,886)		32,270,587
Certificates of Deposit–5.24%
Diversified Banks–5.24%
Canadian Imperial Bank of Commerce (Canada), 3.29% (SOFR + 0.25%), 02/21/2023(a)	10,000,000	9,997,762
Svenska Handelsbanken AB (Sweden), 3.27% (SOFR + 0.23%), 11/30/2022(a)	8,000,000	7,999,477
		17,997,239
U.S. Government Sponsored Agency Securities–3.83%
Federal Home Loan Bank (FHLB)–3.83%
Federal Home Loan Bank, 0.50%, 04/14/2025 (Cost $14,514,097)	14,500,000	13,164,978

Agency Credit Risk Transfer Notes–1.23%
Fannie Mae Connecticut Avenue Securities,
Series 2015-C02, Class 1M2, 7.08% (1 mo. USD LIBOR + 4.00%), 05/25/2025(a)	851,445	864,958
Series 2022-R03, Class 1M1, 4.38% (30 Day Average SOFR + 2.10%), 03/25/2042(a)(i)	2,194,298	2,169,544
Freddie Mac, Series 2021-DNA3, Class M2, STACR®, 4.38% (30 Day Average SOFR + 2.10%), 10/25/2033(a)(i)	1,240,000	1,182,968
Total Agency Credit Risk Transfer Notes (Cost $4,252,674)		4,217,470
U.S. Dollar Denominated Bonds & Notes–1.12%
Sovereign Debt–1.12%
Israel Government AID Bond, 5.13%, 11/01/2024 (Cost $3,805,926)	3,800,000	3,847,597
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Shares		Value
Money Market Funds–0.55%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(l)(m) (Cost $1,892,581)	1,892,581	$1,892,581
TOTAL INVESTMENTS IN SECURITIES–111.99% (Cost $416,281,849)		384,522,209
OTHER ASSETS LESS LIABILITIES—(11.99)%		(41,165,037)
NET ASSETS–100.00%		$343,357,172
Investment Abbreviations:
ACES	– Automatically Convertible Extendable Security
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2022.
(b)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2022.
(c)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	Non-U.S. government sponsored securities.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2022 was $32,299,036, which represented 9.41% of the Fund’s Net Assets.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2022.
(k)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,539,293	$59,355,887	$(68,002,599)	$-	$-	$1,892,581	$16,439
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	47,016,180	(47,016,180)	-	-	-	3,234*
Invesco Private Prime Fund	-	74,371,721	(74,371,147)	-	(574)	-	7,704*
Total	$10,539,293	$180,743,788	$(189,389,926)	$-	$(574)	$1,892,581	$27,377

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(m)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	210	December-2022	$43,132,032	$(701,234)	$(701,234)
U.S. Treasury 5 Year Notes	308	December-2022	33,112,406	(1,152,593)	(1,152,593)
U.S. Treasury 10 Year Notes	226	December-2022	25,326,125	(1,239,469)	(1,239,469)
U.S. Treasury 10 Year Ultra Notes	68	December-2022	8,056,938	(498,844)	(498,844)
Subtotal—Long Futures Contracts				(3,592,140)	(3,592,140)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury Long Bonds	35	December-2022	(4,424,219)	349,719	349,719
U.S. Treasury Ultra Bonds	6	December-2022	(822,000)	78,375	78,375
Subtotal—Short Futures Contracts				428,094	428,094
Total Futures Contracts				$(3,164,046)	$(3,164,046)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$199,867,883	$—	$199,867,883
U.S. Treasury Securities	—	111,263,874	—	111,263,874
Asset-Backed Securities	—	32,270,587	—	32,270,587
Certificates of Deposit	—	17,997,239	—	17,997,239
U.S. Government Sponsored Agency Securities	—	13,164,978	—	13,164,978
Agency Credit Risk Transfer Notes	—	4,217,470	—	4,217,470
U.S. Dollar Denominated Bonds & Notes	—	3,847,597	—	3,847,597
Money Market Funds	1,892,581	—	—	1,892,581
Total Investments in Securities	1,892,581	382,629,628	—	384,522,209
Other Investments - Assets*
Futures Contracts	428,094	—	—	428,094
Other Investments - Liabilities*
Futures Contracts	(3,592,140)	—	—	(3,592,140)
Total Other Investments	(3,164,046)	—	—	(3,164,046)
Total Investments	$(1,271,465)	$382,629,628	$—	$381,358,163

*	Unrealized appreciation (depreciation).
Invesco V.I. Government Securities Fund